INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The components of inventories were as follows:

	December 31, 2015	December 31, 2014
Finished goods
Coated paper	$53.9	$12.2
Uncoated paper	19.2	24.7
Newsprint	12.4	13.5
Pulp	10.6	3.4
Total finished goods	96.1	53.8
Work-in-progress	2.3	1.0
Raw materials – wood chips, pulp logs and other	48.5	24.8
Operating and maintenance supplies and spare parts	109.3	75.9
	$256.2	$155.5